UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith
Title:    President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A. Smithh, III           Holland, MI                   8/10/00
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      48

Form 13F Information Table Value Total:  $156,798
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                 June 30, 2000

                                                                                                                Voting Authority
                                                                                                                ----------------
                                 Title of                Value      Shares/  Sh/  Put/  Invstmt    Other
Name of Issuer                    class     CUSIP      (x$1000)     Prn Amt  Prn  Call  Dscretn   Managers   Sole       Shared  None
-----------------------------   ---------   -----      --------     -------  ---  ---   -------   --------   ----       ------  ----
AGILENT TECHNOLOGIES COM        COM         00846U101     1118      15161.360 SH          Sole                 15161.346
AMERICA ONLINE INC DEL COM      COM         02364J104     5718     108403.000 SH          Sole                108403.000
AMERICAN HOME PRODS CP COM      COM         026609107     4375      74470.072 SH          Sole                 74470.072
APARTMENT INVT & MGMT CL A      COM         03748R101      779      18002.741 SH          Sole                 18002.741
BRISTOL MYERS SQUIBB COMPANY    COM         110122108      316       5424.000 SH          Sole                  5424.000
CISCO SYSTEMS INC.              COM         17275R102    14223     223770.000 SH          Sole                223770.000
DU PONT E I DE NEMOURS COM      COM         263534109      325       7438.000 SH          Sole                  7438.000
E M C CORP MASS COM             COM         268648102    13500     175466.000 SH          Sole                175466.000
EXXON MOBIL CORP COM            COM         30231G102     1989      25340.000 SH          Sole                 25340.000
FIFTH THIRD BANCORP COM         COM         316773100      890      14071.002 SH          Sole                 14071.002
FIRST OAK BROOK BANCSH COM      COM         335847208      142      10400.000 SH          Sole                 10400.000
FIRST TENN NATL CORP COM        COM         337162101      987      59620.000 SH          Sole                 59620.000
FIRSTAR CORPORATION             COM         33763V109     3533     167734.035 SH          Sole                167734.035
FIRSTMERIT CORP COM             COM         337915102      438      20500.188 SH          Sole                 20500.188
FISERV INC.                     COM         337738108     6974     161245.000 SH          Sole                161245.000
GENERAL ELECTRIC                COM         369604103     1007      19008.000 SH          Sole                 19008.000
GENTEX CORP COM                 COM         371901109      981      39060.000 SH          Sole                 39060.000
GENZYME CORP. GENL.             COM         372917104     1667      28050.000 SH          Sole                 28050.000
HEWLETT PACKARD COMPANY         COM         428236103     5002      40054.728 SH          Sole                 40054.728
HOME DEPOT INC COM              COM         437076102     6789     135957.414 SH          Sole                135957.414
HOUSEHOLD INTL INC COM          COM         441815107      436      10500.000 SH          Sole                 10500.000
HUNTINGTON BANCSHARES COM       COM         446150104     2886     182489.601 SH          Sole                182489.601
INDEPENDENT BANK CORPORATION    COM         453838104      219      16117.000 SH          Sole                 16117.000
INTEL CORPORATION               COM         458140100    10939      81821.463 SH          Sole                 81821.463
JOHNSON & JOHNSON COM           COM         478160104     5432      53318.729 SH          Sole                 53318.729
LINEAR TECHNOLOGY CORP COM      COM         535678106      205       3200.000 SH          Sole                  3200.000
LUCENT TECHNOLOGIES COM         COM         549463107     3964      66895.259 SH          Sole                 66895.259
MACATAWA BANK CORPORATION       COM         554225102    11739     973180.000 SH          Sole                973180.000
MAF BANCORP INC.                COM         55261R108      340      18711.352 SH          Sole                 18711.352
MBNA CORP COM                   COM         55262L100     7088     261320.072 SH          Sole                261320.072
MERCANTILE BANK CORP COM        COM         587376104       97      10000.000 SH          Sole                 10000.000
MERCK & CO INC COM              COM         589331107     4251      55478.077 SH          Sole                 55478.077
MICROSOFT CORP COM              COM         594918104     5427      67837.000 SH          Sole                 67837.000
NATIONAL CITY CORP COM          COM         635405103      219      12852.131 SH          Sole                 12852.131
NEW PLAN EXCEL RLTY TR COM      COM         648053106      365      28057.748 SH          Sole                 28057.748
NEWELL RUBBERMAID INC COM       COM         651229106     2875     111639.532 SH          Sole                111639.532
OLD KENT FINL CORP COM          COM         679833103     2152      80445.188 SH          Sole                 80445.188
OTTAWA FINL CORP COM            COM         689389104     1175      69100.644 SH          Sole                 69100.644
PHILLIPS PETE CO COM            COM         718507106      272       5375.000 SH          Sole                  5375.000
PROCTER & GAMBLE CO COM         COM         742718109      472       8250.000 SH          Sole                  8250.000
ROYAL DUTCH PETE CO NY REG GLD  COM         780257804     5054      82103.000 SH          Sole                 82103.000
SHORELINE FINANCIAL CORPORATIO  COM         825190101      147      12342.750 SH          Sole                 12342.750
TELLABS INC COM                 COM         879664100     8363     122204.000 SH          Sole                122204.000
TRIBUNE CO NEW COM              COM         896047107     1709      48830.000 SH          Sole                 48830.000
WAL MART STORES INC COM         COM         931142103      219       3800.000 SH          Sole                  3800.000
WALGREEN COMPANY                COM         931422109      330      10250.000 SH          Sole                 10250.000
WELLS FARGO & CO NEW COM        COM         949746101     5304     136875.950 SH          Sole                136875.950
WORLDCOM INC                    COM         98157D106     4365      95142.000 SH          Sole                 95142.000
REPORT SUMMARY                               48 DATA RECORDS       156,798          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED